Emerging Markets Core Fund
Portfolio of Investments
July 31, 2024 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—73.0%
		Banking—0.9%
$ 1,250,000		Banco De Bogota S.A., Sub., REGS, 6.250%, 5/12/2026	$ 1,245,450
2,500,000	[1]	Banco Do Brasil S.A., Jr. Sub. Note, REGS, 8.748%, 10/15/2024	2,548,427
500,000		Banco Do Brasil S.A., Sr. Unsecd. Note, 144A, 6.000%, 3/18/2031	501,225
400,000		Central American Bank, Sr. Unsecd. Note, 144A, 5.000%, 2/9/2026	400,186
750,000		Corp Financi De Desarrol, Sr. Unsecd. Note, 144A, 5.950%, 4/30/2029	757,500
500,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	483,404
1,000,000	[1]	Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, 3.200%, 9/24/2026	957,500
3,000,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, 144A, 9.000%, 10/12/2028	3,169,500
		TOTAL	10,063,192
		Chemicals & Plastics—0.9%
4,800,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	3,702,731
1,000,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	1,035,256
5,500,000		OCP S.A., Sr. Unsecd. Note, REGS, 3.750%, 6/23/2031	4,821,080
		TOTAL	9,559,067
		Finance—0.6%
3,000,000		China Overseas Finance Cayman VII Ltd., Sr. Unsecd. Note, 4.750%, 4/26/2028	2,943,356
3,000,000	[1]	MAF Global Securities, Jr. Sub. Deb., 6.375%, 3/20/2026	2,977,093
		TOTAL	5,920,449
		Financial Intermediaries—0.1%
600,000		Huarong Finance 2017 Co. Ltd., Sr. Unsecd. Note, Series EMTN, 4.250%, 11/7/2027	564,540
1,000,000		ICD Funding Ltd., Sr. Unsecd. Note, 3.223%, 4/28/2026	962,474
		TOTAL	1,527,014
		Metals & Mining—0.1%
1,000,000		Codelco, Inc., Sr. Unsecd. Note, REGS, 5.125%, 2/2/2033	966,112
		Oil & Gas—12.1%
3,500,000		Ecopetrol S.A., Sr. Unsecd. Note, 5.875%, 11/2/2051	2,456,784
5,000,000		Ecopetrol S.A., Sr. Unsecd. Note, 6.875%, 4/29/2030	4,895,256
938,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.375%, 1/19/2036	933,891
2,200,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.625%, 1/19/2029	2,335,331
12,400,000		Ecopetrol S.A., Sr. Unsecd. Note, 8.875%, 1/13/2033	12,965,106
900,000		Edo Sukuk Ltd., Sr. Unsecd. Note, 144A, 5.875%, 9/21/2033	917,717
5,500,000		Pemex Project Funding Master Trust, Co. Guarantee, 6.625%, 6/15/2035	4,274,448
1,000,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 5.093%, 1/15/2030	968,679
6,300,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.500%, 7/3/2033	6,420,350
2,049,000		Petrobras Global Finance B.V., Sr. Unsecd. Note, 6.900%, 3/19/2049	1,996,912
1,000,000		Petrobras International Finance Co., Co. Guarantee, 6.750%, 1/27/2041	994,329
1,600,000	[2,3]	Petroleos de Venezuela S.A., Co. Guarantee, 5.375%, 4/12/2027	181,977
500,000		Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	62,500
500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 4.750%, 6/19/2032	376,827
2,500,000		Petroleos del Peru S.A., Sr. Unsecd. Note, REGS, 5.625%, 6/19/2047	1,608,544
750,000		Petroleos Mexicanos, 6.500%, 6/2/2041	524,321
3,000,000		Petroleos Mexicanos, Sr. Note, 6.840%, 1/23/2030	2,687,496
5,600,000		Petroleos Mexicanos, Sr. Secd. Note, 10.000%, 2/7/2033	5,712,274
4,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.500%, 1/23/2026	3,824,002
8,000,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.490%, 1/23/2027	7,726,870

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Oil & Gas—continued
$ 11,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	$ 10,586,082
9,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.700%, 2/16/2032	8,105,621
6,800,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.750%, 9/21/2047	4,607,584
7,400,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	4,996,691
6,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	4,410,720
8,600,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 5.350%, 2/12/2028	7,792,862
5,500,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.350%, 2/12/2048	3,595,681
5,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series WI, 6.500%, 1/23/2029	4,552,309
200,000	Petronas Capital Ltd., Sr. Unsecd. Note, 144A, 4.550%, 4/21/2050	177,050
3,000,000	Qatar Petroleum, Sr. Unsecd. Note, REGS, 3.125%, 7/12/2041	2,276,507
2,000,000	Saudi Arabian Oil Co. (Aramco), Sr. Unsecd. Note, REGS, 4.375%, 4/16/2049	1,657,074
400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, 144A, 3.250%, 4/28/2025	395,014
1,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, 144A, 3.625%, 4/12/2027	1,073,805
1,000,000	Southern Gas Corridor CJSC, Sr. Unsecd. Note, REGS, 6.875%, 3/24/2026	1,010,063
870,000	Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	878,388
227,000	YPF Energia Electrica S.A., Sr. Unsecd. Note, 144A, 10.000%, 7/25/2026	227,739
2,835,000	YPF Sociedad Anonima, Sec. Fac. Bond, 9.500%, 1/17/2031	2,918,547
1,750,000	YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	1,758,804
3,500,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 7.000%, 12/15/2047	2,587,192
1,000,000	YPF Sociedad Anonima, Sr. Unsecd. Note, REGS, 8.500%, 7/28/2025	998,244
	TOTAL	126,469,591
	Real Estate—0.1%
800,000	China Great Wall International Holdings III Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 8/31/2027	752,924
	Sovereign—55.3%
3,000,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.000%, 11/26/2029	2,712,300
4,800,000	Angola, Government of, Sr. Unsecd. Note, 144A, 8.750%, 4/14/2032	4,290,240
1,700,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.000%, 11/26/2029	1,537,322
4,000,000	Angola, Government of, Sr. Unsecd. Note, REGS, 8.250%, 5/9/2028	3,789,760
2,500,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.125%, 11/26/2049	2,060,340
1,800,000	Angola, Government of, Sr. Unsecd. Note, REGS, 9.500%, 11/12/2025	1,831,374
22,294,359	Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	10,924,236
2,860,000	Argentina, Government of, Series 3, 3.000%, 5/31/2026	2,136,878
21,970,441	Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	11,842,068
3,400,000	Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	1,954,840
17,300,000	Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	6,837,989
28,982,671	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	12,097,112
3,350,000	Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	1,470,536
15,900,000	Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	7,290,023
2,000,000	Argentina, Government of, Unsecd. Note, 1.000%, 7/9/2029	1,090,000
15,000,000	Argentina, Government of, Unsecd. Note, 4.125%, 7/9/2035	6,187,500
3,000,000	Argentina, Government of, Unsecd. Note, 5.000%, 1/9/2038	1,294,530
2,140,000	Argentina, Government of, Unsecd. Note, Series 1A, 5.000%, 10/31/2027	1,945,923
1,140,000	Argentina, Government of, Unsecd. Note, Series 1B, 5.000%, 10/31/2027	878,404
2,200,000	Argentina, Government of, Unsecd. Note, Series 1C, 5.000%, 10/31/2027	1,585,892
2,260,000	Argentina, Government of, Unsecd. Note, Series 1D, 5.000%, 10/31/2027	1,580,531
1,200,000	Armenia, Government of, Sr. Unsecd. Note, REGS, 3.950%, 9/26/2029	1,045,500
1,300,000	Azerbaijan, Government of, Sr. Unsecd. Note, REGS, 3.500%, 9/1/2032	1,127,113
3,000,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 6.000%, 11/21/2028	2,759,999
1,250,000	Bahamas, Government of, Sr. Unsecd. Note, REGS, 9.000%, 6/16/2029	1,255,979
4,800,000	Bahrain, Government of, Sr. Unsecd. Note, REGS, 6.750%, 9/20/2029	4,917,597

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 2,000,000		Banco Nacional de Comercio Exterior, Sub., REGS, 2.720%, 8/11/2031	$ 1,807,207
EUR 1,300,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	1,120,496
$ 600,000		Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	558,750
500,000		Bolivia, Government of, Sr. Unsecd. Note, 144A, 4.500%, 3/20/2028	281,720
1,800,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 4.500%, 3/20/2028	1,014,192
700,000		Bolivia, Government of, Sr. Unsecd. Note, REGS, 7.500%, 3/2/2030	397,250
3,000,000		Brazil, Government of, Bond, 8.250%, 1/20/2034	3,446,914
5,000,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	4,205,768
4,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.750%, 9/12/2031	3,473,177
8,000,000		Brazil, Government of, Sr. Unsecd. Note, 3.875%, 6/12/2030	7,221,498
3,000,000		Brazil, Government of, Sr. Unsecd. Note, 4.750%, 1/14/2050	2,182,463
15,450,000		Brazil, Government of, Sr. Unsecd. Note, 6.000%, 10/20/2033	15,187,282
6,700,000		Brazil, Government of, Sr. Unsecd. Note, 6.125%, 3/15/2034	6,588,398
2,000,000		Brazil, Government of, Sr. Unsecd. Note, 6.250%, 3/18/2031	2,017,288
3,683,000		Brazil, Government of, Sr. Unsecd. Note, 7.125%, 5/13/2054	3,628,217
2,000,000		Brazil, Government of, Unsecd. Note, 4.500%, 5/30/2029	1,918,738
BRL 5,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2025	887,848
4,000,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	688,563
$ 4,500,000		Colombia, Government of, 7.375%, 9/18/2037	4,432,549
800,000		Colombia, Government of, Bond, 10.375%, 1/28/2033	956,656
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.250%, 4/22/2032	1,173,368
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 2/15/2061	840,961
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	5,546,434
4,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.000%, 6/15/2045	2,850,308
12,513,000		Colombia, Government of, Sr. Unsecd. Note, 7.500%, 2/2/2034	12,686,313
14,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 4/20/2033	14,689,705
1,500,000		Colombia, Government of, Sr. Unsecd. Note, 8.000%, 11/14/2035	1,563,930
6,000,000		Colombia, Government of, Sr. Unsecd. Note, 8.750%, 11/14/2053	6,365,629
COP 10,000,000,000		Colombia, Government of, Unsecd. Note, Series B, 7.250%, 10/18/2034	1,935,214
$ 8,500,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	8,800,039
2,500,000		Costa Rica, Government of, Unsecd. Note, 144A, 7.300%, 11/13/2054	2,665,703
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.500%, 1/30/2030	928,963
2,650,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 4.875%, 9/23/2032	2,425,250
2,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	1,728,434
2,800,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.000%, 2/22/2033	2,771,224
1,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 7.450%, 4/30/2044	1,609,396
5,500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 4.875%, 9/23/2032	5,033,538
5,450,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.875%, 1/30/2060	4,709,982
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 5.950%, 1/25/2027	3,005,425
3,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 7/19/2028	3,010,013
9,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.000%, 2/22/2033	9,303,396
1,750,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.500%, 2/15/2048	1,695,507
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 6.850%, 1/27/2045	1,210,818
500,000		Dominican Republic, Government of, Sr. Unsecd. Note, REGS, 7.450%, 4/30/2044	536,465
5,400,000	[4]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	2,756,990
3,515,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	1,695,224
9,175,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.500%, 7/31/2035	4,845,814
4,050,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	2,735,364
EUR 500,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	437,922
$ 2,000,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.052%, 1/15/2032	1,640,000

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,200,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.300%, 9/30/2033	$ 966,000
2,400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.600%, 3/1/2029	2,237,232
400,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 7.625%, 5/29/2032	334,934
5,800,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.750%, 9/30/2051	4,451,500
7,700,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 8.875%, 5/29/2050	5,967,500
4,500,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 5.875%, 2/16/2031	3,579,435
EUR 1,000,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.375%, 4/11/2031	875,843
$ 2,100,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 6.588%, 2/21/2028	1,937,250
7,700,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/29/2032	6,445,285
1,700,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 7.903%, 2/21/2048	1,223,065
3,400,000		Egypt, Government of, Sr. Unsecd. Note, REGS, 8.700%, 3/1/2049	2,613,612
EGP 568,875,000	[4]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 12/3/2024	10,758,556
$ 1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 0.250%, 4/17/2030	42,000
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, 144A, 9.250%, 4/17/2030	1,365,739
1,248,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 6.375%, 1/18/2027	1,138,744
6,000,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	3,948,800
1,500,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	1,209,377
2,900,000		Gabon, Government of, Sr. Unsecd. Note, 144A, 7.000%, 11/24/2031	2,139,214
3,500,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.950%, 6/16/2025	3,164,000
2,200,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 6.375%, 2/11/2027	1,100,000
1,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.625%, 5/16/2029	503,625
2,000,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 7.750%, 4/7/2029	1,010,750
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.125%, 3/26/2032	255,000
500,000		Ghana, Government of, Sr. Unsecd. Note, REGS, 8.950%, 3/26/2051	256,375
1,000,000		Ghana, Government of, Unsecd. Note, REGS, 10.750%, 10/14/2030	671,924
1,000,000		Guatemala, Government of, 144A, 7.050%, 10/4/2032	1,057,548
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.650%, 10/7/2041	2,379,321
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.875%, 2/13/2028	966,382
4,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 4.900%, 6/1/2030	3,812,332
3,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 5.375%, 4/24/2032	2,897,859
2,000,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 6.600%, 6/13/2036	2,025,386
1,250,000		Guatemala, Government of, Sr. Unsecd. Note, REGS, 7.050%, 10/4/2032	1,321,935
1,000,000		Guatemala, Government of, Unsecd. Note, REGS, 5.250%, 8/10/2029	968,494
2,200,000		Honduras, Government of, Sr. Unsecd. Note, REGS, 5.625%, 6/24/2030	1,894,750
IDR 10,000,000,000		Indonesia, Government of, Sr. Unsecd. Note, Series FR68, 8.375%, 3/15/2034	675,182
EUR 1,038,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	1,022,272
$ 1,000,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.125%, 6/15/2033	887,820
1,300,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	1,257,165
3,041,670		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	2,843,961
6,300,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.125%, 6/15/2033	5,593,266
2,100,000		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 6.375%, 3/3/2028	2,058,000
1,000,000		Jamaica, Government of, 7.875%, 7/28/2045	1,181,760
2,300,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 5.850%, 7/7/2030	2,104,500
500,000		Jordan, Government of, Sr. Unsecd. Note, 144A, 7.375%, 10/10/2047	436,250
600,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 6.300%, 1/23/2034	450,157
500,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	475,628
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.000%, 5/22/2027	1,895,054
200,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/28/2028	180,976
4,500,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.000%, 5/22/2032	3,888,288
2,000,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.250%, 2/28/2048	1,542,080

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 5,600,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.250%, 1/25/2033	$ 5,059,410
5,200,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.450%, 9/16/2032	4,827,888
4,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	3,651,636
1,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, 144A, 7.375%, 5/14/2030	1,052,600
3,000,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.250%, 1/25/2033	2,709,600
3,500,000		Kingdom of Bahrain, Government of, Sr. Unsecd. Note, REGS, 5.625%, 9/30/2031	3,329,149
1,700,000	[2,3]	Lebanon, Government of, Sr. Secd. Note, Series EMTN, 6.100%, 12/31/2099	110,500
1,000,000	[2,3]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	65,000
1,000,000		Liberty Costa Rica SR SF, Sec. Fac. Bond, REGS, 10.875%, 1/15/2031	1,052,100
1,000,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 3.500%, 7/7/2027	906,778
700,000		Mongolia, Government of, Sr. Unsecd. Note, REGS, 5.125%, 4/7/2026	682,785
1,250,000		Morocco, Government of, Sr. Unsecd. Note, 144A, 4.000%, 12/15/2050	871,100
1,500,000		Morocco, Government of, Sr. Unsecd. Note, REGS, 4.000%, 12/15/2050	1,045,320
2,300,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	1,880,250
2,800,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 8.375%, 3/24/2029	2,632,420
3,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.125%, 9/28/2028	3,071,250
3,300,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 6.500%, 11/28/2027	3,034,990
1,400,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.143%, 2/23/2030	1,229,711
2,600,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	1,898,000
1,500,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.375%, 3/24/2029	1,410,045
3,200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 8.747%, 1/21/2031	2,976,134
1,000,000		Nigeria, Government of, Unsecd. Note, REGS, 7.875%, 2/16/2032	867,500
3,000,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.500%, 3/8/2047	3,048,042
4,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 6.750%, 1/17/2048	4,676,175
3,500,000		Oman, Government of, Sr. Unsecd. Note, REGS, 7.000%, 1/25/2051	3,754,338
7,100,000		Pakistan, Government of, Sr. Secd. Note, REGS, 6.875%, 12/5/2027	6,081,498
2,800,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 6.000%, 4/8/2026	2,531,186
4,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	3,175,000
1,000,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.950%, 1/31/2029	891,250
4,100,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.250%, 9/30/2025	3,947,070
1,500,000		Panama, Government of, Sr. Unsecd. Note, 2.252%, 9/29/2032	1,106,746
1,900,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 1/19/2063	1,242,935
500,000		Panama, Government of, Sr. Unsecd. Note, 4.500%, 4/16/2050	344,920
1,250,000		Panama, Government of, Sr. Unsecd. Note, 7.500%, 3/1/2031	1,323,586
500,000		Panama, Government of, Sr. Unsecd. Note, 8.000%, 3/1/2038	538,318
2,300,000		Papua New Guinea, Government of, Sr. Unsecd. Note, REGS, 8.375%, 10/4/2028	2,227,583
1,000,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	894,286
4,000,000		Paraguay, Government of, Sr. Secd. Note, REGS, 4.950%, 4/28/2031	3,903,956
2,000,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	1,772,181
PEN 4,560,000		Peru, Government of, 144A, 7.600%, 8/12/2039	1,246,028
10,000,000		Peru, Government of, Sr. Unsecd. Note, 7.300%, 8/12/2033	2,766,371
$ 3,800,000		PERUSAHAAN PENERBIT SBSN, Sr. Unsecd. Note, 144A, 5.200%, 7/2/2034	3,842,104
3,200,000		Romania, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/14/2051	2,250,240
2,300,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.375%, 1/30/2034	2,345,770
1,000,000		Romania, Government of, Sr. Unsecd. Note, REGS, 3.625%, 3/27/2032	863,746
900,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	722,250
500,000		Saudi Arabia, Government of, Sr. Unsecd. Note, 144A, 5.000%, 1/18/2053	445,415
EUR 3,000,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	2,357,189
$ 1,000,000		Senegal, Government of, Sr. Unsecd. Note, REGS, 6.750%, 3/13/2048	727,025
3,800,000		Serbia, Government of, Sr. Unsecd. Note, 144A, 6.500%, 9/26/2033	3,926,494

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$ 1,000,000		Serbia, Government of, Sr. Unsecd. Note, REGS, 2.125%, 12/1/2030	$ 812,560
1,500,000		Sharjah Govt., Sr. Unsecd. Note, REGS, 4.000%, 7/28/2050	988,122
2,600,000		South Africa, Government of, Sr. Unsecd. Note, 4.850%, 9/30/2029	2,425,329
4,000,000		South Africa, Government of, Sr. Unsecd. Note, 5.000%, 10/12/2046	2,885,000
3,500,000		South Africa, Government of, Sr. Unsecd. Note, 5.650%, 9/27/2047	2,703,750
5,700,000		South Africa, Government of, Sr. Unsecd. Note, 5.875%, 4/20/2032	5,396,190
2,300,000		South Africa, Government of, Sr. Unsecd. Note, 6.250%, 3/8/2041	2,016,192
2,400,000		South Africa, Government of, Sr. Unsecd. Note, 6.300%, 6/22/2048	1,999,110
1,125,000		Trinidad and Tobago, Government of, 144A, 6.400%, 6/26/2034	1,137,028
500,000		Tunisia, Government of, Sr. Unsecd. Note, REGS, 5.750%, 1/30/2025	480,073
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.250%, 4/14/2026	1,943,822
6,700,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	4,799,110
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 5.125%, 2/17/2028	4,325,625
2,800,000		Turkey, Government of, Sr. Unsecd. Note, 5.250%, 3/13/2030	2,607,500
5,200,000		Turkey, Government of, Sr. Unsecd. Note, 5.750%, 5/11/2047	4,036,500
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	1,872,500
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 5.950%, 1/15/2031	2,830,545
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 1/14/2041	2,542,500
3,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.000%, 3/25/2027	3,482,500
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.500%, 9/20/2033	1,916,328
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.750%, 5/30/2040	2,776,560
5,000,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 3/17/2036	4,815,585
4,500,000		Turkey, Government of, Sr. Unsecd. Note, 7.625%, 4/26/2029	4,652,685
3,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.125%, 7/13/2030	3,319,236
2,000,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 3/14/2029	2,204,680
5,500,000		Turkey, Government of, Sr. Unsecd. Note, 9.375%, 1/19/2033	6,247,791
3,000,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 5.125%, 6/22/2026	2,932,311
3,000,000		Turkey, Government of, Sr. Unsecd. Note, REGS, 7.250%, 2/24/2027	3,045,891
8,000,000		Turkey, Government of, Unsecd. Note, 6.625%, 2/17/2045	7,000,000
1,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 6.876%, 5/21/2031	305,400
2,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.253%, 3/15/2035	610,750
2,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2024	726,400
900,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2025	326,925
2,700,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2026	911,250
1,000,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 7.750%, 9/1/2027	328,000
7,500,000	[2,3]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 8.994%, 2/1/2026	2,731,613
1,505,000	[2,3]	Ukraine, Government of, Unsecd. Note, 144A, 7.750%, 8/1/2041	923,318
2,000,000	[2,3]	Ukraine, Government of, Unsecd. Note, REGS, 7.750%, 9/1/2028	638,000
1,500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, REGS, 4.375%, 3/10/2051	1,049,841
500,000		United Arab Emirates, Government of, Sr. Unsecd. Note, Series EMTN, 4.226%, 3/14/2028	478,180
1,500,000		Uzbekistan, Government of, Sr. Unsecd. Note, REGS, 5.375%, 2/20/2029	1,400,292
2,653,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	373,431
3,000,000	[2,3]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	504,588
691,711		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	348,449
736,799		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	644,699
		TOTAL	579,480,442
		State/Provincial—0.6%
312,000		Brazil Minas SPE, Sec. Fac. Bond, 144A, 5.333%, 2/15/2028	309,432
1,079,000		Buenos Aires, City of, Sr. Unsecd. Note, 144A, 7.500%, 6/1/2027	1,057,420
1,780,018		Provincia De Buenos Aires, Sr. Unsecd. Note, 144A, 6.375%, 9/1/2037	785,878

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		State/Provincial—continued
$ 5,546,605		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.375%, 9/1/2037	$ 2,448,826
708,401		Provincia De Cordoba, Sr. Unsecd. Note, 144A, 6.990%, 6/1/2027	616,309
753,000		Provincia De Cordoba, Sr. Unsecd. Note, REGS, 6.990%, 6/1/2027	655,110
151,052		Provincia de Entre Rios Argentina, Sr. Unsecd. Note, 144A, 8.100%, 8/8/2028	117,821
		TOTAL	5,990,796
		Telecommunications & Cellular—0.1%
1,500,000		Oryx Funding Ltd., Sr. Unsecd. Note, REGS, 5.800%, 2/3/2031	1,495,683
		Transportation—0.4%
2,000,000		DP World Ltd., Sr. Unsecd. Note, 144A, 4.700%, 9/30/2049	1,694,289
1,500,000	[1]	DP World Salaam, Jr. Sub. Note, 6.000%, 10/1/2025	1,492,357
900,000	[2,3]	State Age Roads, Sr. Unsecd. Note, 144A, 6.250%, 6/24/2030	288,216
600,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	609,435
		TOTAL	4,084,297
		Utilities—1.8%
1,200,000		Eig Pearl Holdings s.a.r.l, Sec. Fac. Bond, 144A, 4.387%, 11/30/2046	948,084
3,000,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, 144A, 6.350%, 8/10/2028	2,964,142
1,300,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 6.350%, 8/10/2028	1,284,462
6,900,000		Eskom Holdings Soc Ltd., Sr. Unsecd. Note, REGS, 8.450%, 8/10/2028	7,085,243
850,000		Instituto Costarricense de Electricidad, Sr. Unsecd. Note, REGS, 6.375%, 5/15/2043	759,432
900,000		Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.250%, 8/14/2028	842,737
400,000		Israel Electric Corp. Ltd., Unsecd. Note, Series GMTN, 3.750%, 2/22/2032	336,135
1,000,000		Lamar Funding Ltd., Sr. Unsecd. Note, REGS, 3.958%, 5/7/2025	985,965
450,000	[2,3]	NPC Ukrenergo, Sr. Unsecd. Note, 144A, 6.875%, 11/9/2028	247,070
900,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, 144A, 4.250%, 5/2/2028	901,401
2,500,000		State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series EMTN, 1.625%, 8/5/2030	2,143,498
		TOTAL	18,498,169
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $730,215,200)	764,807,736
		CORPORATE BONDS—23.7%
		Air Transportation—0.4%
200,000		Aeropuertos Dominicanos Siglo XXI S.A., Sec. Fac. Bond, 144A, 7.000%, 6/30/2034	206,494
900,000		Embraer Netherlands B.V., Sr. Unsecd. Note, 144A, 7.000%, 7/28/2030	951,557
350,000	[2,3]	Gol Finance, Sr. Unsecd. Note, REGS, 7.000%, 1/31/2025	44,729
1,000,000		Grupo Aeromexico SAB de CV, Sr. Secd. Note, REGS, 8.500%, 3/17/2027	1,000,202
1,800,000		Latam Airlines Group S.A., Sec. Fac. Bond, 144A, 13.375%, 10/15/2027	1,994,040
		TOTAL	4,197,022
		Airport—0.3%
1,315,000		Delhi Intl Airport, REGS, 6.450%, 6/4/2029	1,324,803
1,250,000		GMR Hyderabad International Airport Ltd., REGS, 4.250%, 10/27/2027	1,178,906
500,000		GMR Hyderabad International Airport Ltd., Term Loan - 1st Lien, 144A, 4.750%, 2/2/2026	490,186
		TOTAL	2,993,895
		Automotive—0.7%
4,810,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 6.200%, 9/21/2030	5,102,484
300,000		Nemak SAB de CV, Sr. Unsecd. Note, 144A, 3.625%, 6/28/2031	239,291
1,000,000		Nemak SAB de CV, Sr. Unsecd. Note, REGS, 3.625%, 6/28/2031	797,637
900,000		SMRC Automotive Holdings, Sec. Fac. Bond, 144A, 5.625%, 7/11/2029	911,967
		TOTAL	7,051,379
		Banking—2.0%
800,000	[1]	Access Bank PLC, Jr. Sub. Note, 144A, 9.125%, 10/7/2026	762,190
2,000,000	[1,5]	Akbank TAS, 144A, 9.368% (5-year Constant Maturity Treasury +5.270%), 3/14/2029	2,002,120

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$ 2,300,000	[2,3,6]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	$ 115,000
1,300,000	[1]	Banco Bilbao Vizcaya Argentaria S.A., Jr. Sub. Note, 9.375%, 3/19/2029	1,404,940
500,000		Banco Btg Pactual/Cayman, Sr. Unsecd. Note, 144A, 6.250%, 4/8/2029	510,313
1,000,000		Banco Continental, Sr. Unsecd. Note, 144A, 2.750%, 12/10/2025	959,628
500,000	[1]	Banco de Credito E Inversiones, Jr. Sub. Deb., 144A, 8.750%, 2/8/2029	526,603
2,000,000	[1]	BANCO Del Estado -Chile, Jr. Sub. Note, 144A, 7.950%, 5/2/2029	2,073,854
200,000	[1]	Banco General S.A., Jr. Sub. Note, 144A, 5.250%, 5/7/2031	179,907
500,000		Banco Industrial, Sub., 144A, 4.875%, 1/29/2031	486,060
1,000,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	985,562
2,100,000	[1]	Banco Mercantil De Norte, Jr. Sub. Note, 144A, 6.625%, 1/24/2032	1,906,498
1,000,000		Bancolombia S.A., Sub., 8.625%, 12/24/2034	1,036,443
1,500,000		Itau Unibanco Holding S.A., Jr. Sub. Note, REGS, 7.721%, 6/12/2072	1,504,623
200,000	[1]	Itau Unibanco Holding S.A., Sr. Unsecd. Note, REGS, 4.625%, 2/27/2025	196,301
500,000		Kookmin Bank, Sub. Note, REGS, 2.500%, 11/4/2030	428,458
1,000,000		Mashreqbank PSC, Sub., 7.875%, 2/24/2033	1,058,932
1,000,000		Shinhan Bank, Sub., 144A, 5.750%, 4/15/2034	1,020,298
1,800,000	[1,2,3,6]	SovCo Capital Partners B.V., Jr. Sub. Note, 144A, 7.600%, 2/17/2027	90,000
2,000,000		Turkiye Garanti Bankasi AS, Sub., REGS, 8.375%, 2/28/2034	2,009,197
1,800,000	[1,5]	Yapi ve Kredi Bankasi A.S., Jr. Sub. Note, 144A, 9.743% (5-year Constant Maturity Treasury +5.499%), 4/4/2029	1,813,189
		TOTAL	21,070,116
		Beverage & Tobacco—0.1%
1,000,000		Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, Sr. Unsecd. Note, REGS, 5.250%, 4/27/2029	960,644
		Building & Development—0.1%
1,000,000		JSW Infrastructure Ltd., Sec. Fac. Bond, 144A, 4.950%, 1/21/2029	958,821
		Building Materials—1.0%
500,000		Cemex S.A.B. de C.V., Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	497,852
4,000,000		Cemex S.A.B. de C.V., Sr. Sub. Note, 144A, 9.125%, 6/14/2072	4,316,944
4,000,000		Cemex S.A.B. de C.V., Sr. Unsecd. Note, REGS, 5.200%, 9/17/2030	3,913,431
2,000,000	[1]	Cemex S.A.B. de C.V., Sub., REGS, 5.125%, 6/8/2026	1,954,111
		TOTAL	10,682,338
		Chemicals & Plastics—2.6%
2,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, 144A, 6.990%, 2/20/2032	1,667,412
2,200,000		Braskem Idesa S.A.P.I., Sec. Fac. Bond, REGS, 7.450%, 11/15/2029	1,772,325
2,300,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 1/12/2031	2,380,056
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/10/2028	924,941
2,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 4.500%, 1/31/2030	1,730,784
1,000,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 5.875%, 1/31/2050	744,032
1,900,000		Braskem Netherlands Finance B.V., Sr. Unsecd. Note, REGS, 7.250%, 2/13/2033	1,830,013
500,000	[1]	Braskem Netherlands Finance B.V., Sub., REGS, 8.500%, 10/24/2025	504,636
5,300,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 5.500%, 3/18/2031	4,614,616
2,500,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 6.500%, 9/27/2028	2,450,144
1,900,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	1,971,020
1,100,000		Sociedad Quimica Y Minera de Chile S.A., Sr. Unsecd. Note, 144A, 6.500%, 11/7/2033	1,151,215
500,000	[2,3]	UNIGEL Luxembourg S.A., Sr. Unsecd. Note, REGS, 8.750%, 10/1/2026	122,875
1,250,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.375%, 2/14/2031	1,290,625
3,500,000		WE Soda Investments Holding PLC, Sec. Fac. Bond, 144A, 9.500%, 10/6/2028	3,604,041
		TOTAL	26,758,735
		Consumer Products—0.1%
600,000		Meituan, Sr. Unsecd. Note, 144A, 3.050%, 10/28/2030	532,144

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Products—continued
$ 1,000,000		Melco Resorts Finance, Sr. Unsecd. Note, REGS, 5.375%, 12/4/2029	$ 903,744
		TOTAL	1,435,888
		Ecological Services & Equipment—0.3%
2,250,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, 144A, 8.960%, 4/27/2029	2,372,760
500,000		Medco Maple Tree Pte Ltd., Sr. Unsecd. Note, REGS, 8.960%, 4/27/2029	527,280
		TOTAL	2,900,040
		Electronics—0.1%
500,000		SK Hynix, Inc., Sr. Unsecd. Note, REGS, 6.375%, 1/17/2028	520,013
800,000		SK Hynix, Inc., Sr. Unsecd. Note, REGS, 6.500%, 1/17/2033	864,747
		TOTAL	1,384,760
		Energy - Midstream—0.2%
1,889,587		Acu Petroleo Luxembourg, Sec. Fac. Bond, 144A, 7.500%, 1/13/2032	1,859,285
		Equipment Lease—0.0%
500,000	[2,3]	Unifin Financiera S.A. de, Sr. Unsecd. Note, 144A, 9.875%, 1/28/2029	23,430
		Finance—0.4%
300,000		Azul Secured Finance LLP, 144A, 10.875%, 5/28/2030	228,881
350,000		Azul Secured Finance LLP, Sec. Fac. Bond, 144A, 11.930%, 8/28/2028	337,187
3,110,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 7.250%, 12/31/2099	292,340
60,000	[2,3]	Credito Real Sab de CV, Sr. Unsecd. Note, REGS, 9.500%, 2/7/2026	5,775
300,000		Inversiones Atlantida S.A., Sec. Fac. Bond, 144A, 7.500%, 5/19/2026	290,538
2,000,000	[1]	NBK Tier 1 Ltd., Jr. Sub. Note, REGS, 3.625%, 8/24/2026	1,876,250
1,000,000		SISECAM UK PLC, Sr. Unsecd. Note, 144A, 8.625%, 5/2/2032	1,020,815
		TOTAL	4,051,786
		Financial Institution - Finance Companies—0.2%
2,700,000		CT Trust, Sec. Fac. Bond, REGS, 5.125%, 2/3/2032	2,411,366
		Financial Intermediaries—0.0%
350,000		Mx Remit Fund Fiduc Est, Sr. Note, 144A, 4.875%, 1/15/2028	321,324
		Food Products—1.1%
2,600,000		Brf S.A., Sr. Secd. Note, REGS, 4.875%, 1/24/2030	2,383,747
1,000,000		Brf S.A., Sr. Unsecd. Note, REGS, 5.750%, 9/21/2050	785,302
1,100,000		Cosan Luxembourg S.A., Sr. Unsecd. Note, 144A, 7.250%, 6/27/2031	1,126,499
1,500,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2030	1,495,718
836,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/15/2034	895,165
1,393,000		JBS USA LUX S.A. / JBS Food Co. / JBS USA Finance, Inc., Sr. Unsecd. Note, REGS, 6.750%, 3/15/2034	1,491,584
1,150,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, 144A, 8.875%, 9/13/2033	1,213,804
2,500,000		Minerva Luxembourg S.A., Sr. Unsecd. Note, REGS, 4.375%, 3/18/2031	2,104,772
		TOTAL	11,496,591
		Food Services—0.6%
2,400,000		Alsea de Mexico SAB de CV, Sr. Unsecd. Note, REGS, 7.750%, 12/14/2026	2,442,180
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, 144A, 3.950%, 1/29/2031	1,663,992
2,000,000		MARB BondCo PLC, Sr. Unsecd. Note, REGS, 3.950%, 1/29/2031	1,663,993
		TOTAL	5,770,165
		Government Agency—0.2%
1,500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 6.300%, 3/15/2029	1,526,734
500,000		AES Andes S.A., Sr. Unsecd. Note, 144A, 8.150%, 6/10/2055	511,438
384,615		Provincia De Mendoza, REGS, 5.750%, 3/19/2029	321,654
		TOTAL	2,359,826
		Hotels, Motels, Inns & Casinos—0.1%
588,828		Grupo Posadas SA de C.V., REGS, 7.000%, 12/30/2027	536,285

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Industrial Products & Equipment—0.1%
$ 952,369		International Airport S.A., REGS, 12.000%, 3/15/2033	$ 1,015,906
		Insurance—0.1%
1,510,000	[1]	AIA Group Ltd., Sub., Series GMTN, 2.700%, 4/7/2026	1,439,102
		Metals & Mining—3.1%
1,000,000		Antofagasta PLC, 144A, 6.250%, 5/2/2034	1,040,311
3,500,000		CSN Resources S.A., Sr. Unsecd. Note, 144A, 8.875%, 12/5/2030	3,528,896
2,500,000		CSN Resources S.A., Sr. Unsecd. Note, REGS, 5.875%, 4/8/2032	2,091,004
200,000		Endeavour Mining PLC, Sr. Unsecd. Note, 144A, 5.000%, 10/14/2026	191,768
8,000,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, REGS, 6.875%, 10/15/2027	7,872,624
4,050,000		JSW Steel Ltd., Sr. Unsecd. Note, REGS, 5.050%, 4/5/2032	3,722,413
1,500,000		Minmetals Bounteous Finance B.V.I Ltd., Sr. Unsecd. Note, 4.200%, 7/27/2026	1,475,381
6,957,084		Samarco Mineracao S.A., Sr. Unsecd. Note, 144A, 9.000%, 6/30/2031	6,449,865
1,200,000		Stillwater Mining Co., Sr. Unsecd. Note, REGS, 4.000%, 11/16/2026	1,113,182
987,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 13.875%, 1/21/2027	995,981
252,000		Vedanta Resources II PLC, Sr. Unsecd. Note, REGS, 13.875%, 12/9/2028	251,913
2,914,000		Vedanta Resources Ltd., Sr. Unsecd. Note, REGS, 13.875%, 12/9/2028	2,908,064
500,000		Vedanta Resources PLC, Sr. Unsecd. Note, REGS, 9.250%, 4/23/2026	494,910
980,000		Volcan Compania Minera S.A.A., Sr. Unsecd. Note, REGS, 4.375%, 2/11/2026	809,211
		TOTAL	32,945,523
		Oil & Gas—3.6%
2,570,628		AI Candelaria Spain SLU, Sec. Fac. Bond, REGS, 7.500%, 12/15/2028	2,550,517
1,926,829		Borr IHC Ltd. / Borr Finance LLC, Sec. Fac. Bond, REGS, 10.000%, 11/15/2028	2,020,463
900,000		Canacol Energy Ltd., Sr. Unsecd. Note, REGS, 5.750%, 11/24/2028	445,867
400,000		Energian Israel Finance Ltd., Sec. Fac. Bond, 8.500%, 9/30/2033	382,746
1,000,000		Energian Israel Finance, Sec. Fac. Bond, 5.875%, 3/30/2031	856,407
1,549,000		Gran Tierra Energy, Inc., 1st Priority Sr. Secd. Note, 144A, 9.500%, 10/15/2029	1,471,734
1,000,000		Greensaif Pipelines Bidc, Sec. Fac. Bond, 144A, 5.852%, 2/23/2036	1,004,934
4,968,900		Guara Norte S.a.r.l, Sr. Note, 144A, 5.198%, 6/15/2034	4,620,589
1,700,000		Hunt Oil Co. of Peru, Sr. Unsecd. Note, 144A, 8.550%, 9/18/2033	1,856,196
1,000,000		Indika Energy TBK, Sr. Unsecd. Note, 144A, 8.750%, 5/7/2029	1,016,381
1,800,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.500%, 3/1/2028	1,738,558
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, 144A, 7.750%, 5/1/2027	983,197
1,000,000		Kosmos Energy Ltd., Sr. Unsecd. Note, REGS, 7.125%, 4/4/2026	989,203
2,900,963		MC Brazil Downstream Trading s.a.r.l, Sec. Fac. Bond, 144A, 7.250%, 6/30/2031	2,686,555
898,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, 144A, 6.950%, 11/12/2028	898,167
500,000		Medco Laurel Tree Pte. Ltd., Sr. Unsecd. Note, REGS, 6.950%, 11/12/2028	500,093
945,960		Mv24 Captial B.V., Term Loan - 1st Lien, REGS, 6.748%, 6/1/2034	897,355
1,214,000		Orazul Energy Egenor SCA, Sr. Unsecd. Note, REGS, 5.625%, 4/28/2027	1,161,203
500,000		Pampa Energia S.A., Sr. Unsecd. Note, REGS, 9.125%, 4/15/2029	511,442
850,000		Pan American Energy LLC, Sr. Unsecd. Note, 144A, 8.500%, 4/30/2032	887,205
460,000		Pluspetrol Cam/Plus Lote, Sr. Unsecd. Note, 144A, 6.240%, 7/3/2036	470,577
1,600,000		Puma International Financing S.A., Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	1,623,288
1,500,000		Reliance Industries Ltd., Sr. Unsecd. Note, 144A, 2.875%, 1/12/2032	1,295,626
500,000		SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, 144A, 7.750%, 4/1/2026	494,867
2,650,000		Sierracol Energy Andina, LLC, Sr. Unsecd. Note, REGS, 6.000%, 6/15/2028	2,384,854
1,000,000		Turkiye Petrol Rafinerileri AS, Sr. Unsecd. Note, REGS, 4.500%, 10/18/2024	996,735
700,000		Vivo Energy Investments, Sr. Unsecd. Note, 144A, 5.125%, 9/24/2027	668,500
2,700,000		Yinson Boronia Production, Sec. Fac. Bond, 144A, 8.947%, 7/31/2042	2,745,049
		TOTAL	38,158,308

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Other—0.1%
$ 1,000,000		ENERGO PRO AS, Sr. Unsecd. Note, 144A, 11.000%, 11/2/2028	$ 1,074,870
		Paper Products—0.3%
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	1,293,870
1,500,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 7.000%, 4/3/2049	1,531,728
		TOTAL	2,825,598
		Pharmaceuticals—0.1%
1,200,000		Teva Pharmaceutical Finance LLC, Sr. Unsecd. Note, 6.150%, 2/1/2036	1,194,262
200,000		Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 8.125%, 9/15/2031	224,812
		TOTAL	1,419,074
		Rail Industry—0.0%
161,980		Panama Canal Railway Co., Sec. Fac. Bond, 144A, 7.000%, 11/1/2026	165,796
		Real Estate—0.2%
1,000,000	[2,3]	Country Garden Services Holdings Co. Ltd., 3.300%, 1/12/2031	84,050
2,100,000	[2,3]	Shimao Group Holdings Ltd., Sr. Unsecd. Note, 4.750%, 12/31/2099	120,750
2,200,000		Trust Fibrauno, Sr. Unsecd. Note, REGS, 4.869%, 1/15/2030	1,976,661
		TOTAL	2,181,461
		Retailers—0.3%
800,000	[2,3]	Future Retail Ltd., Sec. Fac. Bond, 144A, 5.600%, 1/22/2025	9,200
850,000		InRetail Consumer, Sec. Fac. Bond, 144A, 3.250%, 3/22/2028	777,011
2,700,000		JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,651,854
1,200,000	[2,3]	Sri Rejeki Isman Tbk, Sr. Unsecd. Note, REGS, 7.250%, 1/16/2025	33,120
		TOTAL	3,471,185
		State/Provincial—0.0%
314,428		Bono Gar Prov Del Chubut, Term Loan - 1st Lien, REGS, 7.750%, 7/26/2030	286,915
		Technology Services—0.6%
500,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 4.200%, 12/6/2047	410,410
2,000,000		Baidu, Inc., Sr. Unsecd. Note, 3.425%, 4/7/2030	1,862,562
2,500,000		Tencent Holdings Ltd., Sr. Unsecd. Note, 144A, 3.595%, 1/19/2028	2,417,624
1,300,000		Xiaomi Best Time International Ltd., Sr. Unsecd. Note, 144A, 3.375%, 4/29/2030	1,186,948
		TOTAL	5,877,544
		Telecommunications & Cellular—2.0%
1,000,000		Bharti Airtel Ltd., Sr. Unsecd. Note, REGS, 3.250%, 6/3/2031	895,764
2,004,416		Digicel Intermediate Holdings Ltd., 12.000%, 5/25/2027	1,991,816
2,300,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 6.250%, 11/29/2028	2,057,561
2,300,000		IHS Holding Ltd., Sr. Unsecd. Note, REGS, 5.625%, 11/29/2026	2,195,997
3,000,000		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, 144A, 8.000%, 9/18/2027	2,930,430
5,500,000		IHS Netherlands Holdco B.V., Sr. Unsecd. Note, REGS, 8.000%, 9/18/2027	5,372,454
1,000,000		Millicom International Cellular S.A., Sr. Unsecd. Note, REGS, 4.500%, 4/27/2031	879,185
1,300,000		Telecom of Trin & Tobago, Sec. Fac. Bond, REGS, 8.875%, 10/18/2029	1,298,122
1,600,000		Telfon Celuar Del Paraguay, Sr. Unsecd. Note, REGS, 5.875%, 4/15/2027	1,585,813
1,200,000		Total Play Telecom, Sec. Fac. Bond, 144A, 10.500%, 12/31/2028	1,009,164
377,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 6.875%, 2/28/2025	378,855
		TOTAL	20,595,161
		Transportation—0.6%
1,000,000		Adani Ports and Special Economic Zone Ltd., Sr. Unsecd. Note, REGS, 4.000%, 7/30/2027	941,286
1,862,000		Avianca Midco 2 PLC, REGS, 9.000%, 12/1/2028	1,824,545
2,000,000		Mersin Uluslararasi Liman Isletmeciligi A.s., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2028	2,059,664
1,100,000		Simpar Europe S.A., Sr. Unsecd. Note, 144A, 5.200%, 1/26/2031	904,197
		TOTAL	5,729,692

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Utilities—2.1%
$ 578,000	[1]	AES Andes S.A., Jr. Sub. Note, REGS, 6.350%, 4/7/2025	$ 571,251
1,000,000		Buffalo Energy Mexico Holdings, Term Loan - 1st Lien, REGS, 7.875%, 2/15/2039	1,054,117
1,140,500		Empresa Electrica Cochra, 144A, 5.500%, 5/14/2027	1,101,482
1,200,000		Energuate Trust, Sr. Unsecd. Note, REGS, 5.875%, 5/3/2027	1,169,598
990,000		Enfragen Energia Sur S.A., Sr. Secd. Note, 144A, 5.375%, 12/30/2030	826,389
890,000		Engie Energia Chile S.A., Sr. Unsecd. Note, 144A, 6.375%, 4/17/2034	909,696
1,400,000		Globeleq Mesoamerica, Sr. Note, 144A, 6.250%, 4/26/2029	1,351,551
1,820,000		Greenko Dutch B.V., REGS, 3.850%, 3/29/2026	1,742,654
2,862,750		Greenko Power II Ltd., Sr. Unsecd. Note, REGS, 4.300%, 12/13/2028	2,677,020
1,000,000		Grupo Energia Bogota, Sr. Unsecd. Note, 144A, 7.850%, 11/9/2033	1,119,327
1,400,000	[2,3]	Light Servicos Energia, Sr. Unsecd. Note, REGS, 4.375%, 6/18/2026	682,325
193,550		LLPL Capital Pte. Ltd., 144A, 6.875%, 2/4/2039	196,952
1,450,000		Minejesa Capital B.V., Sec. Fac. Bond, 144A, 5.625%, 8/10/2037	1,345,720
929,800		Minejesa Capital B.V., Term Loan - 1st Lien, REGS, 4.625%, 8/10/2030	900,416
1,475,742		Mong Duong Finance Holdings B.V., 144A, 5.125%, 5/7/2029	1,418,873
1,500,000		OMGRID Funding Ltd., Sr. Unsecd. Note, REGS, 5.196%, 5/16/2027	1,476,041
877,000		ReNew Power Ltd., Term Loan - 1st Lien, REGS, 5.875%, 3/5/2027	855,100
1,000,000		Rio Energy S.A. / UGEN S.A./ UENS.A. S.A., 144A, 6.875%, 2/1/2025	833,762
1,454,600		Termocandelaria Power, Sr. Unsecd. Note, REGS, 7.875%, 1/30/2029	1,457,495
		TOTAL	21,689,769
		TOTAL CORPORATE BONDS (IDENTIFIED COST $247,592,219)	248,099,600
		COMMON STOCKS—0.1%
		Automotive—0.1%
2,300,000		Nemak SAB de CV	333,315
		Chemicals & Plastics—0.0%
4,716		Sociedad Quimica Y Minera de Chile S.A., ADR	179,491
		Consumer Products—0.0%
191,350	[3,6]	Atento Luxco 1 S.A.	0
		Food Products—0.0%
125,353		Minerva S.A.	139,401
		Telecommunications & Cellular—0.0%
11,153	[3,6]	DIGICEL HOLDINGS BERMUDA LTD	22,306
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,319,770)	674,513
		PURCHASED CALL OPTION—0.0%
3,150,000		UBS USD CALL/CHF PUT (CALL-Option), Exercise Price $.8905, Notional Amount $95,067,000.00, Expiration Date 9/18/2024 (IDENTIFIED COST $27,468)	6,924
		EXCHANGE-TRADED FUND—0.0%
8,777		iShares MSCI Emerging Markets ETF (IDENTIFIED COST $330,761)	376,972
		INVESTMENT COMPANY—1.2%
12,953,573		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[7] (IDENTIFIED COST $12,953,573)	12,953,573
		TOTAL INVESTMENT IN SECURITIES—98.0% (IDENTIFIED COST $992,438,991)	1,026,919,318
		OTHER ASSETS AND LIABILITIES - NET—2.0%[8]	21,189,107
		TOTAL NET ASSETS—100%	$1,048,108,425

At July 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	15	$1,618,359	September 2024	$26,802
United States Treasury Notes 10-Year Long Futures	20	$2,236,250	September 2024	$56,676
Short Futures:
United States Treasury Long Bond Short Futures	12	$1,449,375	September 2024	$(18,402)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$65,076
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,081,801 and $2,921,333, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
8/30/2024	Credit Agricole	10,885,001	NOK	$998,349	$8,349
8/30/2024	Barclays Bank PLC	7,215,382	NOK	$661,779	$1,779
8/30/2024	Credit Agricole	11,834,955	NOK	1,085,476 EUR	$11,353
8/30/2024	State Street Bank & Trust Co.	7,809,736	NOK	716,292 EUR	$499
8/30/2024	Barclays Bank PLC	15,273,509	SEK	1,428,226 EUR	$2,021
9/3/2024	Morgan Stanley Capital	7,480,836	BRL	$1,318,430	$(1,570)
9/4/2024	State Street Bank & Trust Co.	2,209,103	BRL	$389,290	$(18,470)
9/5/2024	JP Morgan Chase Bank, N.A.	11,463,046	MXN	$612,038	$(12,962)
9/5/2024	Bank Of America, N.A.	33,192,188	TRY	$964,326	$26,826
9/5/2024	Bank Of America, N.A.	22,327,500	TRY	$648,676	$23,676
9/18/2024	State Street Bank & Trust Co.	16,783,630,473	IDR	$1,030,647	$886
9/18/2024	State Street Bank & Trust Co.	10,140,820	MXN	$540,351	$320
9/18/2024	Barclays Bank PLC	7,835,017	PEN	$2,095,632	$15,562
9/20/2024	UBS AG	962,004	CHF	$1,101,977	$30,977
9/20/2024	UBS AG	829,106	CHF	$949,742	$12,242
9/23/2024	JP Morgan Chase Bank, N.A.	1,857,035,368	CLP	$1,970,922	$(48,210)
9/23/2024	Bank Of America, N.A.	963,339,547	CLP	$1,022,418	$(25,624)
9/23/2024	Morgan Stanley Capital	469,059,374	CLP	$497,825	$(9,014)
Contracts Sold:
8/30/2024	Credit Agricole	1,072,823	EUR	11,834,955 NOK	$1,300
8/30/2024	Barclays Bank PLC	1,430,430	EUR	15,273,509 SEK	$(4,226)
8/30/2024	State Street Bank & Trust Co.	715,215	EUR	7,809,736 NOK	$578
9/5/2024	State Street Bank & Trust Co.	11,323,460	MXN	$625,000	$20,415
9/18/2024	State Street Bank & Trust Co.	8,610,529,808	COP	$2,059,945	$(51,630)
9/18/2024	State Street Bank & Trust Co.	5,685,503	EUR	$6,122,879	$(43,765)
9/18/2024	JP Morgan Chase Bank, N.A.	10,140,820	MXN	$558,243	$17,891
9/18/2024	BNP Paribas S.A.	7,700,124	PEN	$2,036,807	$(22,746)
9/18/2024	BNP Paribas S.A.	10,826,116	PEN	$2,865,557	$(30,105)
9/20/2024	UBS AG	947,931	CHF	$1,071,000	$(14,856)
9/20/2024	UBS AG	825,356	CHF	$937,500	$(7,946)
9/23/2024	State Street Bank & Trust Co.	469,059,374	CLP	$513,984	$16,159
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(100,291)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $165,627 and $309,856 respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.

At July 31, 2024, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 07/31/2024[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Bank	Republic of Indonesia	Pay	(1.000)%	06/20/2029	0.74%	$4,000,000	$(44,748)	$(30,183)	$(14,565)
Morgan Stanley	Republic of Peru	Pay	(1.000)%	06/20/2029	0.77%	$4,000,000	$(45,760)	$(22,221)	$(23,537)
TOTAL CREDIT DEFAULT SWAPS							$(90,508)	$(52,404)	$(38,102)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $10,830,000. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $6,089 and $21,176, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
At July 31, 2024, the Fund had the following outstanding written option contracts:
Counterparty	Description	Number of Contracts	Notional Amount	Expiration Date	Exercise Price	Value
Call Option:
UBS	UBS USD CALL/MXN PUT (CALL-Option),	(1,650,000)	$1,650,000	September 2024	$18.84	$(35,604)
Put Option:
UBS	UBS USD PUT/CHF CALL (PUT-Option)	(3,150,000)	$3,150,000	September 2024	$0.85	$(6,816)
(Premium Received $61,830)						$(42,420)
The average market value of written put and call options held by the Fund throughout the period was $3,796 and $3,560, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures, Foreign Exchange Contracts and the value of Swap Contracts and Written Options Contracts are included in“Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 10/31/2023	$177,755	$—	$177,755
Purchases at Cost	$293,977,599	$49,873,884	$343,851,483
Proceeds from Sales	$(294,153,341)	$(36,920,311)	$(331,073,652)
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$(2,013)	$—	$(2,013)
Value as of 7/31/2024	$—	$12,953,573	$12,953,573
Shares Held as of 7/31/2024	—	12,953,573	12,953,573
Dividend Income	$5,218	$73,311	$78,529

1	Perpetual Bond Security. The maturity date reflects the next call date.
2	Issuer in default.
3	Non-income-producing security.
4	Zero coupon bond, reflects effective rate at time of purchase.
5	Floating/variable note with current rate and current maturity or next reset date shown.
6
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee (“Valuation Committee”).

7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee, is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Governments/Agencies	$—	$764,807,736	$—	$764,807,736
Corporate Bonds	—	247,894,600	205,000	248,099,600
Purchased Call Option	—	6,924	—	6,924
Exchange-Traded Fund	376,972	—	—	376,972
Equity Securities:
Common Stocks
International	652,207	—	22,306	674,513
Investment Company	12,953,573	—	—	12,953,573
TOTAL SECURITIES	$13,982,752	$1,012,709,260	$227,306	$1,026,919,318
Other Financial Instruments:
Assets
Futures Contracts	$83,478	$—	$—	$83,478
Foreign Exchange Contracts	—	190,833	—	190,833
Liabilities
Futures Contracts	(18,402)	—	—	(18,402)
Foreign Exchange Contracts	—	(291,124)	—	(291,124)
Swap Contracts	—	(90,508)	—	(90,508)
Written Options Contracts	—	(42,420)	—	(42,420)
TOTAL OTHER FINANCIAL INSTRUMENTS	$65,076	$(233,219)	$—	$(168,143)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
BRL	—Brazilian Real
CHF	—Swiss Franc
CJSC	—Closed Joint Stock Company
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
GMTN	—Global Medium Term Note
IDR	—Indonesian Rupiah
LLP	—Limited Liability Partnership
MXN	—Mexican Peso
NOK	—Norwegian Krone
PEN	—Peruvian Nuevo Sol
PLC	—Public Limited Company
SEK	—Swedish Krona
TRY	—Turkish Lira
USD	—United States Dollar